Note 7 - Accrued Expenses (Details) - Summary of Accrued Expenses (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Accrued Expenses [Abstract]
Accrued payroll expenses	$ 218,887	$ 224,396
Accrued interest	96,894	82,589
Accrued general and administrative expenses	181,593	167,485
Accrued commissions	94,778	157,803
Other accrued expenses	468,645	370,172
Total	$ 1,060,797	$ 1,002,445